Segmented Information - Summary of Net Assets for Company's Reporting Segments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Summary of Net Assets for Company's Reporting Segments [Line Items]
Total Assets	$ 27,789	$ 29,086
Cash and cash equivalents	(1,234)	(2,948)
Deferred tax assets	(491)	(421)
Long-term receivables from joint venture partners	(14)	(15)
Accounts payable	(6,999)	(6,465)
Accrued salaries and wages	(850)	(851)
Other accrued liabilities	(2,118)	(2,156)
Segment Net Assets	$ 16,083	$ 16,230